Business Combination (Tables) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	12 Months Ended
Dec. 31, 2021
Summary of Reconciles Elements of Business Combination
The following table reconciles the elements of the Business Combination to the Condensed Consolidated Statements of Cash Flows and the Condensed Consolidated Statements of Stockholders’ Deficit:

BUSINESS COMBINATION (in thousands)
Cash — ENVI trust and cash (net of redemptions)	$12,123
Cash — February 2022 PIPE Investors, including proceeds from conversion of Convertible notes — February 2022 PIPE Investors	124,250

Gross proceeds	136,373
Less: total transaction costs	(26,660)
Less: cash proceeds from Convertible notes — PIPE Investors	(35,250)
Add: transaction costs paid in 2021	4,080

Cash proceeds from Business Combination received in 2022	78,543

Less: transaction costs paid in 2021	(4,080)
Less: warrant liabilities assumed	(1,341)
Less: net liabilities assumed in the Business Combination	(133)

Reverse merger, net of transactions costs	$72,989

Schedule of Number of Shares of Common Stock Outstanding and Immediately Consummation of Business Combination
The number of shares of common stock outstanding immediately following the consummation of the Business Combination was as follows:

Number of Shares
Common stock, outstanding prior to the Business Combination	20,700,000
Less: Redemption of ENVI shares	(19,489,626)

ENVI Public Shares	1,210,374
ENVI Sponsor Shares	5,175,000
Shares issued in February 2022 PIPE Financing	12,425,000

Business combination and February 2022 PIPE Financing shares	18,810,374
Legacy GreenLight shares (1)	104,011,760

Total shares of common stock immediately after Business Combination	122,822,134

(1)
- The number of Legacy GreenLight shares was determined from the shares of Legacy GreenLight outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio. All fractional shares were rounded down.